COMMITMENTS AND CONTINGENCIES - Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
Long-term pension liability	$ 2,341	$ 2,992
Net gain (loss) on long-term pension liability adjustment	$ 843	$ 263	$ (1,862)